LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Leases
Incremental borrowing rate	10.00%		10.00%
Rent expense	$ 58,219	$ 62,013	$ 240,731	$ 260,406	$ 240,731